Securities Available-for-sale (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Securities Available-for-sale
Amortized Cost	$ 102,744	$ 115,159
Gross Unrealized Gains	42	34
Gross Unrealized Losses	(878)	(1,312)
Securities Available-for-sale, Fair Value	$ 101,908	113,881
Securities of any single issuer held whose book value exceeds specified percentage of stockholders' equity other than U. S. Government and federal agencies securities (in shares)	0
Specified percentage by which book value exceeds stockholders' equity of securities of any single issuer other than U. S. Government and federal agencies securities	10.00%
U.S. Government agency securities
Securities Available-for-sale
Amortized Cost	$ 48,191	48,415
Gross Unrealized Gains	40	31
Gross Unrealized Losses	(1)	(28)
Securities Available-for-sale, Fair Value	48,230	48,418
Agency mortgage-backed securities
Securities Available-for-sale
Amortized Cost	54,553	66,744
Gross Unrealized Gains	2	3
Gross Unrealized Losses	(877)	(1,284)
Securities Available-for-sale, Fair Value	$ 53,678	$ 65,463